Accounts payable and accrued expenses: (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued expenses:
Schedule of accounts payable and accrued expenses

		December 31,
	2021		2022
Suppliers	Ps.	290,687	Ps.	307,068
Taxes payable		311,847		574,311
Use rights of assets under concession		337,087		575,598
Accounts payable to related parties (Note 14.1)		127,901		169,696
Lease payable (Note 7.1)		24,510		23,547
Salaries payable		166,089		187,209
Sundry creditors for services provided		959,376		915,873
Accounts payable to contractors		271,462		61,202
Total	Ps.	2,488,959	Ps.	2,814,504